ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.1%
	BANKING - 1.2%
22,362	Bank of America Corporation	$ 641,565
13,051	Fifth Third Bancorp	342,067
		983,632
	CABLE & SATELLITE - 0.6%
12,107	Comcast Corporation, Class A	503,046

	ENTERTAINMENT CONTENT - 0.8%
7,056	Walt Disney Company(a)	629,960

	HEALTH CARE REIT - 0.3%
22,861	Medical Properties Trust, Inc.	211,693

	MORTGAGE FINANCE - 10.2%
396,182	AGNC Investment Corporation	4,013,324
216,613	Annaly Capital Management, Inc.	4,334,426
		8,347,750
	OFFICE REIT - 0.0%(b)
1,071	Orion Office REIT, Inc.	7,079

	RETAIL - CONSUMER STAPLES - 0.2%
1,246	Target Corporation	164,347

	SEMICONDUCTORS - 0.5%
13,835	Intel Corporation	462,642

	TECHNOLOGY SERVICES - 0.5%
6,345	PayPal Holdings, Inc.(a)	423,402

	TELECOMMUNICATIONS - 0.8%
1,361	T-Mobile US, Inc.(a)	189,043
12,151	Verizon Communications, Inc.	451,896
		640,939

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares					Fair Value
	COMMON STOCKS — 15.1% (Continued)
	TELECOMMUNICATIONS - 0.8% (Continued)

	TOTAL COMMON STOCKS (Cost $18,715,676)				$ 12,374,490

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 53.6%
	ASSET MANAGEMENT — 3.7%
3,000,000	Charles Schwab Corporation(c)	SOFRRATE + 2.500%	5.8530	05/19/34	3,044,870

	BANKING — 27.2%
2,400,000	Bank of America Corporation(c)	H15T5Y + 1.200%	2.4820	09/21/36	1,832,512
4,600,000	Bank of America Corporation(c)	H15T5Y + 2.000%	3.8460	03/08/37	3,934,954
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,321,966
1,000,000	Citigroup, Inc.(c)	SOFRRATE + 2.661%	6.1740	05/25/34	1,007,855
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,050,931
100,000	JPMorgan Chase & Company		4.2500	10/01/27	96,945
5,900,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.580%	5.7170	09/14/33	5,978,900
3,500,000	US Bancorp Series BB(c)	SOFRRATE + 2.110%	4.9670	07/22/33	3,170,592
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,901,518
					22,296,173
	INSTITUTIONAL FINANCIAL SERVICES — 10.3%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,882,851
6,900,000	Morgan Stanley(c)	SOFRRATE + 2.620%	5.2970	04/20/37	6,529,630
					8,412,481
	SPECIALTY FINANCE — 12.4%
4,000,000	American Express Company(c)	SOFRRATE + 2.255%	4.9890	05/26/33	3,833,425
6,725,000	Capital One Financial Corporation(c)	SOFRRATE + 2.370%	5.2680	05/10/33	6,296,888
					10,130,313

	TOTAL CORPORATE BONDS (Cost $45,802,965)				43,883,837

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.5%
	AGENCY FIXED RATE — 98.4%
1,981,692	Fannie Mae Pool	5.5000	11/01/52	$ 1,976,862
5,766,862	Fannie Mae Pool(e)	5.5000	03/01/53	5,802,514
295,280	Ginnie Mae I Pool	6.5000	10/15/37	302,116
832,718	Ginnie Mae I Pool(e)	4.0000	01/15/46	820,624
1,156,888	Ginnie Mae I Pool	4.0000	01/15/48	1,112,676
644,846	Ginnie Mae I Pool	4.0000	03/15/48	619,258
756,632	Ginnie Mae I Pool	4.0000	04/15/48	725,673
714,019	Ginnie Mae I Pool	4.5000	05/15/48	693,617
969,052	Ginnie Mae I Pool	4.5000	02/15/49	949,754
2,348,484	Ginnie Mae I Pool	4.0000	07/15/49	2,252,381
42,579	Ginnie Mae I Pool	4.5000	02/15/50	41,731
2,337,912	Ginnie Mae I Pool(e)	6.0000	06/15/53	2,454,745
1,288,416	Ginnie Mae II Pool(e)	4.0000	09/20/47	1,224,822
1,022,365	Ginnie Mae II Pool(e)	4.5000	02/20/48	989,869
814,139	Ginnie Mae II Pool	4.0000	03/20/48	785,864
1,252,695	Ginnie Mae II Pool	4.0000	03/20/48	1,198,731
575,912	Ginnie Mae II Pool(e)	4.5000	09/20/48	562,303
1,409,095	Ginnie Mae II Pool	4.5000	02/20/49	1,375,796
7,317,145	Ginnie Mae II Pool(e)	5.5000	10/20/52	7,460,892
1,986,195	Ginnie Mae II Pool(e)	6.5000	10/20/52	2,108,668
2,053,782	Ginnie Mae II Pool(e)	5.0000	02/20/53	2,061,580
1,381,781	Ginnie Mae II Pool(e)	5.5000	02/20/53	1,408,927
1,003,045	Ginnie Mae II Pool	6.5000	02/20/53	1,064,989
1,762,540	Ginnie Mae II Pool(e)	6.5000	02/20/53	1,871,384
2,064,217	Ginnie Mae II Pool(e)	5.0000	03/20/53	2,072,055
1,643,241	Ginnie Mae II Pool(e)	6.0000	03/20/53	1,719,091
2,653,419	Ginnie Mae II Pool(e)	6.5000	03/20/53	2,817,259
5,139,934	Ginnie Mae II Pool(e)	6.5000	03/20/53	5,457,328
1,423,745	Ginnie Mae II Pool(e)	6.5000	03/20/53	1,511,650
2,038,479	Ginnie Mae II Pool(e)	5.0000	04/20/53	2,046,239
1,784,862	Ginnie Mae II Pool(e)	5.5000	04/20/53	1,819,992
1,099,878	Ginnie Mae II Pool(e)	5.5000	04/20/53	1,121,526
1,233,211	Ginnie Mae II Pool	6.0000	04/20/53	1,290,244
1,030,598	Ginnie Mae II Pool	5.5000	06/20/53	1,050,883

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.5% (Continued)
	AGENCY FIXED RATE — 98.4% (Continued)
1,746,830	Ginnie Mae II Pool		5.5000	06/20/53	$ 1,781,206
2,679,369	Ginnie Mae II Pool		5.5000	06/20/53	2,732,106
1,116,712	Ginnie Mae II Pool		5.5000	06/20/53	1,138,688
1,183,160	Ginnie Mae II Pool(e)		6.0000	01/20/53	1,237,783
1,198,192	Ginnie Mae II Pool(e)		6.0000	06/20/53	1,253,605
1,116,422	Ginnie Mae II Pool(e)		6.5000	06/20/53	1,185,483
10,004,263	Ginnie Mae II Pool(e)		6.0000	06/20/53	10,466,911
					80,567,825
	AGENCY MBS OTHER — 4.1%
1,706,475	Ginnie Mae II Pool(e)		5.0000	05/20/53	1,712,971
1,627,976	Ginnie Mae II Pool(e)		5.5000	05/20/53	1,660,019
					3,372,990

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $85,170,512)				83,940,815

Contracts(d)
	EQUITY OPTIONS PURCHASED(a) - 0.1%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.1%
495	iShares 20+ Year Treasury Bond ETF	12/15/2023	$ 110	$ 5,095,530	$ 107,910
	TOTAL CALL OPTIONS PURCHASED (Cost - $119,062)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $119,062)				107,910

	TOTAL INVESTMENTS - 171.3% (Cost $149,808,215)				$ 140,307,052
	LIABILITIES IN EXCESS OF OTHER ASSETS - (71.3)%				(58,395,141)
	NET ASSETS - 100.0%				$ 81,911,911

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts		Expiration	Notional Amount	Unrealized Appreciation
40	CBOT 10 Year US Treasury Note		09/20/2023	$ 4,490,624	$ 63,673
	TOTAL FUTURES CONTRACTS

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

REVERSE REPURCHASE AGREEMENTS
Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$ (32,600,000)	INTL FCStone	6/28/2023	5.3000	7/5/2023	$ (32,600,000)
(2,899,000)	Santander	6/7/2023	5.4500	7/10/2023	(2,899,000)
(23,339,000)	South Street	6/7/2023	5.4000	7/10/2023	(23,339,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $58,838,000)					$ (58,838,000)

REIT	- Real Estate Investment Trust
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security; the rate shown represents the rate on June 30, 2023.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	This security has been pledged as collateral for securities sold under agreements to repurchase of $62,848,240.